SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($) shares in Millions	3 Months Ended								12 Months Ended
	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Accounting Policies [Abstract]
Operating loss	$ (9,355,293)	$ (9,474,796)	$ (13,763,112)	$ (3,830,190)	$ (129,710)	$ (13,701)	$ (24,912)	$ 0	$ (36,423,391)	$ (168,323)	$ (17,452)
Accumulated deficit	(37,128,829)				(215,870)				(37,128,829)	(215,870)
Cash and cash equivalents	$ 217,694				$ 809				217,694	809	$ 5,427	$ 5,427
Research and development costs									1,086,599
Stock based compensation									$ 30,376,431	$ 72,309
Amortization period for customer relationships, brands and other non-contractual intangible assets									3 years
Common stock issued for acquisition of intellectual property (in shares)									40
Percentage of outstanding common stock on issued for the acquisition of certain intellectual property									54.00%